Fair Value of Financial Instruments - Quantitative Level 3 Inputs (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jan. 31, 2016	Jan. 23, 2016	Dec. 31, 2014
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Derivative liability	$ 17,245,000	$ 6,028,000
Listing Note
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Derivative liability		0	$ 0	$ 0	$ 0
Fair Value, Measurements, Recurring | Listing Note
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Derivative liability		0
Significant Unobservable Inputs Level 3 | Fair Value, Measurements, Recurring | Multi-Year Outperformance Plan
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
OPP		14,300,000
Significant Unobservable Inputs Level 3 | Fair Value, Measurements, Recurring | Listing Note
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Derivative liability		$ 0
Significant Unobservable Inputs Level 3 | Fair Value, Measurements, Recurring | Monte Carlo Simulation | Multi-Year Outperformance Plan
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
OPP	$ 11,000,000
Input value (percent)	23.00%	21.00%
Significant Unobservable Inputs Level 3 | Fair Value, Measurements, Recurring | Monte Carlo Simulation | Listing Note
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Input value (percent)		20.00%